Share-based Compensation (Details)					3 Months Ended		5 Months Ended	6 Months Ended
	Jan. 01, 2024 shares	Jun. 01, 2023 shares	Mar. 16, 2023 shares	Jun. 08, 2022 Options Option shares	Jun. 30, 2023 shares	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023 shares	Mar. 20, 2023 shares
Share-based Compensation
Number of stock option plans approved | Option				2
Maximum number of Class A Ordinary Shares available for issuance				13,889
Exchange ratio for Class A ordinary shares pursuant to the business combination			108.083		108.083			108.083	108.083
UK Plan
Share-based Compensation
Number of stock option plans approved | Options				2
Maximum number of Class A Ordinary Shares available for issuance				1,501,165
US Plan
Share-based Compensation
Maximum number of Class A Ordinary Shares available for issuance				383,371
Equity Incentive Plan 2023
Share-based Compensation
Number of shares issued			8,059,796					5,874,144
Percentage of discount for eligible employees			5.00%
Weighted-average assumptions used to estimate the fair value
Share price					5.52	0.77	0.77	6.26
Expected volatility					96.80%	95.10%	95.10%	97.10%
Risk-free rate					3.60%	3.00%	3.00%	3.60%
Expected life					6 years 1 month 6 days	5 years 10 months 24 days	5 years 10 months 24 days	6 years 1 month 6 days
Employee Share Purchase Plan
Share-based Compensation
Number of shares issued	4,029,898							0
Percentage of discount for eligible employees			15.00%
Equity Incentive Plan
Share-based Compensation
Maximum number of Class A Ordinary Shares available for issuance					9,594,213			9,594,213
Number of shares issued		5,564,315